CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated deficit [Member]	Equity attributed to Eltek Ltd. and subsidiaries [Member]	Non controlling interest [Member]	Total
Balance at Dec. 31, 2013	$ 1,985	$ 17,270	$ 3,186	$ 695	$ (9,855)	$ 13,251	$ 96	$ 13,347
Balance, shares at Dec. 31, 2013	10,142,762
Changes during the year Other comprehensive income:
Foreign currency translation adjustments			(1,279)			(1,279)	11	1,268
Net profit (loss)					(2,665)	(2,665)	(190)	(2,855)
Comprehensive income (loss)			(1,279)		(2,665)	(3,944)	(179)	(4,123)
Balance at Dec. 31, 2014	$ 1,985	17,270	1,907	695	(12,550)	9,307	(83)	9,224
Balance, shares at Dec. 31, 2014	10,142,762
Changes during the year Other comprehensive income:
Foreign currency translation adjustments			(15)			(15)	9	6
Net profit (loss)					1,043	1,043	(17)	1,026
Comprehensive income (loss)			(15)		1,043	1,028	(8)	1,020
Balance at Dec. 31, 2015	$ 1,985	17,270	1,892	695	(11,507)	10,335	(91)	$ 10,244
Balance, shares at Dec. 31, 2015	10,142,762							10,142,762
Changes during the year Other comprehensive income:
Foreign currency translation adjustments			199			199		$ 199
Reclassification of foreign currency translation reserve upon disposal of a subsidiary			(276)			(276)	91	(185)
Net profit (loss)					(3,624)	(3,624)		(3,624)
Comprehensive income (loss)			(77)		(3,624)	(3,701)	91	(3,610)
Balance at Dec. 31, 2016	$ 1,985	$ 17,270	$ 1,815	$ 695	$ (15,131)	$ 6,634		$ 6,634
Balance, shares at Dec. 31, 2016	10,142,762							10,142,762